Other Financial Assets At Fair Value Through Profit Or Loss	6 Months Ended
Jun. 30, 2020
Financial assets at fair value through profit or loss [abstract]
Other Financial Assets At Fair Value Through Profit Or Loss	9. OTHER FINANCIAL ASSETS AT FAIR VALUE THROUGH PROFIT OR LOSS

	30 June 2020	31 December 2019
	£m	£m
Loans and advances to customers:
Loans to housing associations	13	12
Other loans	594	528
	607	540
Debt securities	125	298
Equity securities	134	135
	866	973